Post employment benefits - Amounts charged to consolidated income statement for group's defined benefit post employment plans and consolidated statement of comprehensive income (Details) - USD ($)
$ in Millions
	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of net defined benefit liability (asset) [line items]
Current service cost and administrative expenses	$ (88)	$ (82)	$ (91)
Past service gains/(losses) – ordinary activities	2	3	(1)
Gains on curtailments and settlements	0	0	2
Charge to operating profit	(86)	(79)	(90)
Net finance income in respect of post-employment plans	35	37	53
Charge before taxation	(51)	(42)	(37)
Actual returns less amounts included in finance income	(460)	(168)	(1,722)
Experience (losses)/gains	(139)	24	(273)
Changes in financial assumptions	495	20	1,150
Changes in demographic assumptions	92	43	65
Other comprehensive loss	(12)	(81)	(780)
Changes in the surplus restriction	(1)	5	9
Total other comprehensive loss	$ (13)	$ (76)	$ (771)